Commitments and Contingencies (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capitalized truck leases	$ 455,093	$ 455,093	$ 455,093
Less: Accumulated Depreciation	(164,650)	(148,396)
Net Assets Under Capital Leases	290,433	306,697
Capitalized Trucks [Member]
Capitalized truck leases	218,807	218,807
Capitalized Trailers [Member]
Capitalized truck leases	$ 236,286	$ 236,286